GROUP STRUCTURE (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Group Structure
Revenue			$ 493	$ 1,085
Cost of sales			(398)	(926)
Gross profit			95	159
Selling expenses			(36)	(79)
Administrative expenses			(26)	(64)
Other operating income			21	29
Other operating expenses			(18)	(25)
Reversal of property, plant and equipment impairment			16	(589)
Impairment of financial assets			(11)	(50)
Operating income (loss)			41	(619)
Gain on monetary position, net			120	115
Financial income				1
Financial costs			(106)	(110)
Other financial results			8	(20)
Financial results, net			22	(14)
Profit (Loss) before income tax			63	(633)
Income tax			(138)	41
Loss of the year from discontinued operations			(75)	(592)
Other comprehensive income (loss)
Results related to defined benefit plans				1
Exchange differences on translation			34	(15)
Exchange differences on translation	[1]		30	(19)
Other comprehensive income (loss) of the year from discontinued operations			64	(33)
Total comprehensive loss of the year from discontinued operations			(11)	(625)
Total (loss) profit of the year from discontinued operations attributable to:
Owners of the company			(39)	(499)
Non - controlling interest			(36)	(93)
Total comprehensive loss of the year from discontinued operations attributable to:
Owners of the company			(9)	(517)
Non - controlling interest			(2)	(108)
Total comprehensive (loss) income of the year from discontinued operations attributable to:			$ (11)	$ (625)

[1]	As of December 31, 2021, corresponds to the reclassification adjustment for exchange differences losses included in profit or loss on Edenor disposal. No exchange differences losses on translation were reconized during 2021.